CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000	100,000,000	100,000,000
Common shares, shares issued		3,550,000	3,550,000
Common shares, shares outstanding		3,550,000	3,550,000
Common stock subject to possible redemption
Common stock subject to possible redemption	1,634,944	11,500,000	11,500,000
Common stock, redemption value per share	$ 10.48	$ 10.30	$ 10.30
Common shares, shares outstanding		11,500,000	11,500,000
Common stock not subject to possible redemption
Common shares, shares issued	3,550,000	3,550,000
Common shares, shares outstanding	3,550,000	3,550,000